Shareholders' equity (Schedule of Fair Of ESPP Weighted Average Assumptions) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility			50.00%
Dividend yield	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	50.00%	46.00%
Expected term in years	3 years 8 months 1 day	4 years 5 months 1 day	5 years
Risk-free interest rate	0.43%	0.20%	1.52%
Estimated fair value of underlying ordinary shares	$ 170.35	$ 27.90	$ 12.8
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	55.00%	50.00%
Expected term in years	4 years 7 months 9 days	4 years 6 months 21 days	6 years 1 month 9 days
Risk-free interest rate	1.11%	1.41%	2.59%
Estimated fair value of underlying ordinary shares	$ 323.10	$ 158.89	$ 22.64
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility		61.90%	0.00%
Expected term in years	6 months	6 months	0 years
Risk-free interest rate		0.09%	0.00%
Estimated fair value of underlying ordinary shares		$ 196.89	$ 0
Dividend yield	0.00%	0.00%	0.00%
ESPP | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	86.00%
Risk-free interest rate	0.03%
Estimated fair value of underlying ordinary shares	$ 131.88
ESPP | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	86.40%
Risk-free interest rate	0.08%
Estimated fair value of underlying ordinary shares	$ 206.07